CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Online business, net	$ 32,169,495	$ 40,330,778	$ 33,682,849
Offline business, net	8,038,739	5,066,263	2,290,045
Total net revenues	40,208,234	45,397,041	35,972,894
Cost of services:
Online business	(6,949,772)	(6,035,323)	(5,165,602)
Offline business	(3,048,618)	(1,652,235)	(685,583)
Total cost of services	(9,998,390)	(7,687,558)	(5,851,185)
Gross profit	30,209,844	37,709,483	30,121,709
Operating income (expenses):
Product development expenses	(12,317,528)	(10,303,929)	(4,649,036)
Sales and marketing expenses	(9,966,282)	(6,254,531)	(1,569,972)
General and administrative expenses	(10,077,739)	(7,965,104)	(5,728,962)
Other operating income	5,511,806	1,733,418	278,250
Total operating expenses	(26,849,743)	(22,790,146)	(11,669,720)
Income from operations	3,360,101	14,919,337	18,451,989
Interest income	2,646,967	1,409,662	240,132
Other income (expenses), net	858,869	666,961	(115,345)
Income before income taxes and share of profit in equity method investments	6,865,937	16,995,960	18,576,776
Income tax benefit (expense):
Current	1,279,003	(2,539,332)	(7,204)
Deferred	(424,099)	812,262	2,510,931
Total income tax benefit (expense)	854,904	(1,727,070)	2,503,727
Income before share of profit in equity method investments	7,720,841	15,268,890	21,080,503
Share of profit in equity method investees	1,139,650	4,224,281	493,573
Net income	8,860,491	19,493,171	21,574,076
Net loss attributable to noncontrolling interest	(1,376)
Net income attributable to Taomee Holdings Limited	8,861,867	19,493,171	21,574,076
Deemed dividend on Series A convertible redeemable preferred shares		(200,601)	(468,580)
Net income attributable to holders of ordinary shares	$ 8,861,867	$ 19,292,570	$ 21,105,496
Earnings per share:
Basic (in dollars per share)	$ 0.01	$ 0.03	$ 0.04
Diluted (in dollars per share)	$ 0.01	$ 0.03	$ 0.04
Weighted average number of shares used in calculating earnings per share:
Basic (in shares)	731,303,362	606,648,098	450,000,000
Diluted (in shares)	753,533,499	640,377,175	458,482,370